PROPERTY AND EQUIPMENT (Details Textual) (Computer Equipment [Member], USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 5,415	$ 1,761	$ 16,414	$ 2,838